ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS	12 Months Ended
Dec. 31, 2019
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS

19.    Environmental rehabilitation obligation funds

Accounting policy

The Group’s rehabilitation obligation funds includes equity-linked investments that are fair valued at each reporting date. The fair value is calculated with reference to underlying equity instruments using industry valuation techniques and appropriate models.

Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.

In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

Figures in million - SA rand	Note	2019	2018	2017
Balance at beginning of the year		3,998.7	3,492.4	3,100.5
Contributions made		12.9	63.0	114.5
Payments received		(151.9)	-	-
Interest income		265.5	223.5	230.4
Fair value gain/(loss)[1]		33.8	(24.9)	46.5
Environmental rehabilitation obligation funds on acquisition of subsidiaries	14	443.2	244.7	0.5
Foreign currency translation		-	-	-
Balance at end of the year		4,602.2	3,998.7	3,492.4

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		610.0	633.9	483.8
Funds		3,992.2	3,364.8	3,008.6

[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date

[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations

Fair value of environmental rehabilitation obligation funds

Environmental rehabilitation obligation funds comprise equity-linked notes, a fixed income portfolio of bonds as well as fixed and call deposits. The environmental rehabilitation obligation funds are stated at fair value based on the nature of the fund’s investments.

The fair value hierarchy is as follows:

Figures in million - SA rand	2019	2018	2017
Level 1	3,578.3	3,634.0	3,117.6
Level 2[1]	1,023.9	364.7	374.8

[1] Equity-linked notes have a fixed component of 5% capital guarantee and equity-linked portion which is linked to the performance of the JSE top 40 index. Fair value is determined by the fund manager based on the composition of the underlying investment portfolio, relevant equity prices and the terms of the investments

The fixed income portfolio consists of instruments such as government bonds and inflation-linked bonds. Valuations are performed by the fund manager based on the composition of the portfolio, the relevant investment terms and through reference to market related interest rates

Credit risk

The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation obligation funds. The Group has reduced its exposure to credit risk by dealing and investing with a limited number of major financial institutions.